RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,310,399	$—	$216,310,399
Liabilities and shareholders’ equity
Total current liabilities	$140,207	$—	$140,207
Deferred legal fees	—	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	17,902,500	17,902,500
Total liabilities	7,665,207	17,902,500	25,567,707
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,645,190	(17,902,500)	185,742,690
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	114	179	293
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,303,949	2,306,781	7,610,730
Accumulated deficit	(304,599)	(2,306,960)	(2,611,559)
Total shareholders’ equity	5,000,002	—	5,000,002
Total liabilities and shareholders’ equity	$216,310,399	$—	$216,310,399

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Operations
Loss from operations	$(380,824)	$—	$(380,824)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,705,000)	(1,705,000)
Offering costs associated with derivative warrant liabilities	—	(601,960)	(601,960)
Net gain from investments held in Trust Account	76,225	—	76,225
Total other (expense) income	76,225	(2,306,960)	(2,230,735)
Net loss	$(304,599)	$(2,306,960)	$(2,611,559)

Basic and Diluted weighted-average Class A ordinary shares outstanding	21,500,000	—	21,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	5,265,873	—	5,265,873
Basic and Diluted net loss per Class B share	$(0.07)	—	$(0.51)

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Cash Flows
Net loss	$(304,599)	$(2,306,960)	$(2,611,559)
Change in fair value of derivative warrant liabilities	—	1,705,000	1,705,000
Offering costs associated with derivative warrant liabilities	—	601,960	601,960
Net cash used in operating activities	(614,968)	—	(614,968)
Net cash used in investing activities	(215,000,000)	—	(215,000,000)
Net cash provided by financing activities	216,534,791	—	216,534,791
Net change in cash	$919,823	$—	$919,823

There is no change to total shareholders’ equity at the reported balance sheet date.

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,445,723	$—	$216,445,723
Liabilities and shareholders’ equity
Total current liabilities	$161,956	$—	$161,956
Deferred legal fees	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	16,197,500	16,197,500
Total liabilities	7,686,956	16,197,500	23,884,456
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,758,760	(16,197,500)	187,561,260
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	112	162	274
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,190,381	601,798	5,792,179
Accumulated deficit	(191,024)	(601,960)	(792,984)
Total shareholders’ equity	5,000,007	—	5,000,007
Total liabilities and shareholders’ equity	$216,445,723	$—	$216,445,723